Other Liabilities	12 Months Ended
Dec. 31, 2014
Other Liabilities [Abstract]
OTHER LIABILITIES

11. OTHER LIABILITIES

The following table describes the principal components of the Company’s other liabilities:

	December 31, 2014	December 31, 2013
	(Dollars in thousands)
Net current tax provision	$581	$1,517
Lease incentive obligation	25,503	8,534
Deferred rent payable	11,461	9,169
Refundable deposits	4,079	1,045
Other	266	258
Total other liabilities	$41,890	$20,523